Schedule of Investments
March 28, 2024 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 76.12%

Automotive - 0.00%
Flyht Aerospace Solutions, Inc. (Canada) * † ^			101,663	0

Bakery Products - 0.38%
Bab, Inc.			479,411	383,193

Biotech & Pharma - 2.85%
Inyx, Inc. * ●			167,850	0
Johnson & Johnson			18,000	2,847,420

				2,847,420

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.26%
TreeHouse Foods, Inc.			6,575	256,096

Canned, Fruits, Veg and Preserves, Jams & Jellies - 3.15%
The J.M. Smucker Co.* (a)			25,000	3,146,750

Communications Services, NEC - 0.51%
Intelsat Emergence SA (Luxembourg) * ●			4,675	98,175
Prosus N.V.			65,388	409,329

				507,504

Construction & Engineering - 0.06%
WeBuild SpA ADR*			25,935.000	62,731

Canned, Fruits, Veg and Preserves, Jams & Jellies - 7.12%
Colgate-Palmolive Co.			79,000	7,113,950

Electric & Other Services Combined - 2.04%
NiSource, Inc.*			60,000	1,659,600
PNM Resources, Inc.			10,000	376,400

				2,036,000

Electric Services - 5.37%
PPL Corp. (a)			195,000	5,368,350

Electrical Industrial Apparatus - 0.51%
Hollsys Automation Technologies Ltd.* (China)			20,000	511,600

Fats & Oils - 1.57%
Archer-Daniels-Midland Company			25,000	1,570,250

Federal & Federally-Sponsored Credit Agencies - 0.16%
Federal National Mortgage Association Fannie Mae *			100,000	157,000

Gaming, Lodging & Restaurants - 0.11%
Guoco Group Ltd. (Bermuda) *			10,000	113,971

Gold and Silver Ores - 10.41%
Agnico Eagle Mines Ltd. (Canada) (a) (b)			59,500	3,549,175
B2Gold Corp.			290,000	756,900
Barrick Gold Corp. (Canada) (a) (b)			15,000	249,600
Newmont Corp. (a) (b)			89,000	3,189,760
NovaGold Resources, Inc. *			130,000	390,000
Seabridge Gold, Inc. * (a)			150,000	2,268,000

				10,403,435

Grain Mill Products - 1.64%
Kellanova			10,000	572,900
Post Holdings, Inc. * (a) (b)			10,000	1,062,800

				1,635,700

Hospital & Medical Service Plans - 4.86%
Humana Inc.			14,000	4,854,080

IT Services - 0.00%
Computer Horizons Corp.			65,000	0

Industrial Organic Chemicals - 3.18%
International Flavors & Fragrances, Inc. (a) (b)			37,000	3,181,630

Industrial Products - 2.76%
Gates Industrial Corp. PLC*			3,200	56,672
Mercury Systems, Inc.* (a)			91,769	2,707,186

				2,763,858

Industrial Services - 0.05%
Astaldi SpA SPF (Italy) * ● †			1,022,580	50,618

Internet Content & Information - 0.10%
Scout24 SE ADR *			1,500	104,265

Investment Advice - 0.03%
TPG, Inc. Class A			600	26,820

Laboratory Analytical Instruments - 3.43%
Illumina, Inc. * (a) (b)			25,000	3,433,000

Media - 0.02%
Apogee 21 Holdings, Inc.*			50,000	0
Clear Channel Outdoor Holdings, Inc. *			11,249	18,561

				18,561

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) * ^ †			109,444	0

Mineral Royalty Traders - 0.49%
Royal Gold, Inc.			4,000	487,240

Oil, Gas & Coal - 4.66%
Chevron Corp. (a) (b)			4,000	630,960
Marathon Petroleum Corp. (a)			20,000	4,030,000
Petrocorp., Inc.			200	0
Seadrill Limited			2	101

				4,661,061

Petroleum Refining - 4.06%
Suncor Energy, Inc. (Canada) (a)			110,000	4,060,100

Pharmaceutical Preparations- 0.45%
BioMarin Pharmaceutical Inc.			2,456	214,507
Emisphere Technologies, Inc.● Δ *			30,000	234,300

				448,807

Radio Broadcasting Stations - 0.01%
iHeartMedia, Inc. Class A *			4,610	9,635

Radio & TV Broadcasting & Communications Equipment - 0.99%
KVH Industries, Inc.* (b)			194,684	992,888

Real Estate - 0.08%
Conwert Immobilien Invest SE (Austria)			45,000	0
Sunac China Hildings Limited			300,000	42,931
Times China Hildings Ltd.			500,000	14,566
Greentown China Holdings Limited			20,000	15,946
Ronshine Service Holding Co., Ltd			150,000	3,258

				76,701

Real Estate Investment Trusts - 2.17%
Crown Castle International Corp.			20,500	2,169,515

Retail - 1.33%
Dollar Tree, Inc.* (a) (b)			10,000	1,331,500

Retail-Department Stores - 0.04%
Neiman-Marcus Group Parent LLC † ● *			791	39,550

Retail - Retail Stores - 1.64%
JD.com			60,000	1,643,400

Retail - Eating Places - 2.05%
Cracker Barrel Old Country Store, Inc.* (a)			20,000	1,454,600
Yum China Holdings, Inc.			15,000	596,850

				2,051,450

Search, Detection, Navigation, Guidance, Aeronautical Systems 1.34%
L3Harris Technologies, Inc. (a)			6,300	1,342,530

Services-Computer Processing & Data Preparation - 0.31%
Sohu.com Ltd.ADR *			29,000	306,530

Services-Educational Services - 0.16%
TCTM Kids IT Education, Inc.			59,708	160,017

Services-Employment Agencies - 0.07%
51job, Inc. ADR * ●			15,400	71,148

Services-Nursing & Personal Care Facilities - 0.71%
Chindata Group Holdings, Ltd.			166,176	710,402

Services - Prepackaged Software - 0.52%
Everbridge, Inc.			15,000	522,450

Shell Companies - 0.08%
Nabors Energy Transition Corp. II			3,600	1,728
Northern Star Investment Corp. III Class A			7,300	77,745

				79,473

Special Industrial Machinery - 0.00%
Nature's Miracle Holdings, Inc.			5,500	5,190

Surgical & Medical Instruments & Apparatus - 3.02%
Baxter International, Inc. (a) (b)			48,000	2,051,520
DIH Holdings, INC.			3,000	3,300
Globus Medical, Inc. Class A* (a)			18,000	965,520

				3,020,340

Telecommunications - 1.43%
AT&T, Inc.* (a)			80,000	1,408,000
NII Holdings, Inc. ^ Δ *			44,529	22,265

				1,430,265

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. *^ † #			43,000	1,763

Total Common Stock			(Cost $ 92,814,436)	76,090,992

Escrow Shares - 0.00%

Exide Technologies ^ † *			7,703	0

Total Escrow Shares			(Cost $ 585,437)	0

Asset-Backed Securities - 0.09%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 6.220% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●			3,030	2,875
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.690%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** ●			79,955	73,972
Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017%, (1 Month LIBOR USD + 0.300%) 05/25/2047			0	0
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 06/25/2047			197,182	14,512

Total Asset-Backed Securities			(Cost $ 109,416)	91,359

Contingent Value Rights - 0.00%

Communication Services - 0.00%
Clear Channel Outdoor Holdings, Inc.*			11,249	0

Investment Companies - 0.00%
Blue World Acquisition Corp. 08/29/2029 Class A *			10,000	2,900

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *			145,009	0

Total Rights			(Cost $ 0)	2,900

Corporate Bonds - 1.38%

Automotive - 0.00%
Exide Technologies 11.00%, 4/30/2022 + † ^ #			546,810	0

Diversified Financial Services - 1.00%
CFLD Cayman Investment, 2.500%, 01/31/2031 ●			239,850	5,708
CIFI Holdings Group, 6.550%, 03/28/2024 ●			1,000,000	85,000
Hejun Shunzie Investment, 11.500%, due 6/4/2022			5,000,000	50,050
Hellas Telecommunication Luxembourg II SCA Series 144a, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+ # ** ^			5,000,000	6,250
Jingrui Holdings, Ltd., 12.750%, 09/09/2023 +			5,000,000	51,000
Kaisa Group Holdings, Ltd., 9.375%, 06/30/2024 +			3,000,000	86,250
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020			100,000	50
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023			200,000	100
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015			110,000	110
Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014			130,000	65
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020			100,000	50
Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 9/23/2020			100,000	50
Red Sun Properties Group, Inc., 7.30% due 1/13/2025 + ●			2,000,000	26,250
Red Sun Properties Group, Inc., 7.30% due 1/13/2025 + ●			2,400,000	31,500
Redco Properties Group, Ltd., 11.000%, 08/06/2023 +			3,000,000	30,000
Rongchangda Development, 3.00%, 3/29/2028 + ●			600,000	4,500
Rongchangda Development, 3.00%, 3/29/2028 + ●			286,416	2,148
Ronshine China Holdings, Ltd., 7.35%, 12/15/2023 +			1,000,000	16,100
Ronshine China Holdings, Ltd., 8.75%, 10/2/2022 +			3,000,000	48,000
Shimao Group Holdings, Ltd. 5.200% 01/16/2027 +			1,500,000	57,855
Sino Ocean Land Treasure Finance III, 6.946%, Perpetual			3,000,000	62,970
Sunac China Holdings, Ltd., 7.250%, 09/30/2030 ●			2,000,000	138,660
Sunac China Holdings, Ltd., 7.250%, 09/30/2030 ●			2,000,000	138,660
Times China Holdings, Ltd., 5.75%, 01/14/2027 +			2,000,000	62,500
Yuzhou Group Holdings Company Limited 5.370% Perpetual +			505,000	7,575
Zhenro Properties Group 14.724 PERP * +			6,000,000	82,500
Zhenro Properties Group, 6.630%, 01/06/2026 * +			500,000	8,085

				1,001,987

Oil, Gas & Coal - 0.17%
Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.000%, 07/15/2026 ●			172,095	170,361
Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025			128,802	0

				170,361

Radio Telephone Communications - 0.02%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			56,915	10,463
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda)7.00%, Perpetual ●			92,684	4,912

				15,375

Real Estate - 0.15%
KWG Group Holdings, Ltd., 7.400%, 001/13/2027			2,000,000	152,940

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ●			50,000	0

Shell Companies - 0.04%
Nabors Energy Transition Corp. II			3,600.000	37,728

Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049 + ^ † #			25,000	0

Total Corporate Bonds			(Cost $ 1,292,155)	1,378,391

Government Bonds - 0.07%

Lebanese Republic - 0.07%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020			1,000,000	67,500

Total Government Bonds			(Cost $ 212,500)	67,500

Mortgage-Backed Securities - 0.00%

GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 08/20/2049			76,070	2,179
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.76%, 6/25/2035			41,531	0

Total Mortgage-Backed Securities			(Cost $ 33,029)	2,179

Municipal Bonds - 0.09%

Puerto Rico - 0.09%
Puerto Rico Commonwealth Restructured Series A1, 4.00%, 7/01/2037			17,074	16,476
Puerto Rico Commonwealth Restructured Series A1, 5.625%, 7/01/2029			24,036	26,295
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2021			10,000	2,625
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2023			10,000	2,625
Puerto Rico Electric Power Authority Series DDD, 3.50%, 7/01/2020			75,000	19,688
Puerto Rico Electric Power Authority Series DDD, 3.625%, 7/01/2021			30,000	7,875
Puerto Rico Electric Power Authority Series TT, 5.00%, 7/01/2020			25,000	6,563
Puerto Rico Electric Power Authority Series TT, 5.00%, 7/01/2020			30,000	7,875
Puerto Rico Electric Power Authority Series WW, 5.50%, 7/01/2019			15,000	3,938

Total Municipal Bonds			(Cost $ 185,750)	93,959

Preferred Stocks - 1.02%

Government Agencies - 1.01%
Federal Home Loan Mortgage Corp. Series B, 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual			12,500.000	67,500
Federal Home Loan Mortgage Corp. Series B, 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual			6,500.000	35,100
Federal Home Loan Mortgage Corp. Series F, 5.00%, Perpetual			4,500.000	26,685
Federal Home Loan Mortgage Corp. Series H, 5.10%, Perpetual			24,000.000	128,400
Federal Home Loan Mortgage Corp. Series H, 5.10%, Perpetual			31,000.000	165,850
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual			2,000.000	11,000
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual			1,100.000	6,050
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual			7,500.000	41,250
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual			5,589.000	29,789
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual			9,379.000	49,990
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual			6,400.000	34,112
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual			6,811.000	36,303
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual			1,000.000	5,330
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual			13,700.000	73,021
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual			7,500.000	44,925
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual			15,000.000	89,850
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual			2,500.000	14,975
Federal National Mortgage Corp. Series H, 5.81%, Perpetual			5,500.000	36,685
Federal National Mortgage Corp. Series I, 5.375%, Perpetual			700.000	4,165
Federal National Mortgage Corp. Series M, 4.75%, Perpetual			4,440.000	26,818
Federal National Mortgage Corp. Series N, 5.50%, Perpetual			360.000	2,290
Federal National Mortgage Corp. Series T 8.25%, Perpetual			20,000.000	75,600

				1,005,687

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)			722	11,234

Total Preferred Stocks			(Cost $ 1,291,235)	1,016,921

Special Purpose Acquisition Company - 0.33%

Special Purpose Acquisition Company - 0.33%
A SPAC II Acquisition Corporation			15,000	162,600
AIB Acquisition Corp. Class A Rts 10/31/28			5,000	722
Ares Acquisition Corp. II			3,1000	32,829
Disruptive Acquisition Corp. I Class A			4,800	51,264
Investcorp Europe Acquisition Corp. I Class A (Cayman Islands)			7,000	78,890
JVSPAC Acquisition Corp.			500	5,150

Total Special Purpose Acquisition Company			(Cost $ 304,000)	331,455

Warrants - 0.01%

Investment Companies - 0.01%
Airship AI Holdings, Inc. Warrant @ $6.59 (Notional Value $42,835)*			6,500	2,941
Blue World Acquisition Corporation Warrants 1/10/2029 @ $10.72 (Notional Value $53,600)*			5,000	1,038
Brand Engagement Network, Inc. Warrant @ $6.75 (Notional Value $13,946)*			2,066	248
Captivision Inc. Warrants @ $6.55 (Notional Value $13,100)*			2,000	243
DIH Holdings, Inc. Warrant @ $1.10 (Notional Value $33,000)*			30,000	900
Disruptive Acquisition Corp. I Class A Warrant 03/06/2026 @ $0.03 (Notional Value $48)*			1,600	40
Intelsat Emergence SA Warrant 2/17/2027 @ 0.00 (Notional Value $0.00)*			6	0
Investcorp Europe Acquisition Corp. I Class A Warrants, 11/23/2028 @ $0.04 (Notional Value $140)*			3,500	123
Kismet Acquisition Two Corp. Class A Warrant 12/31/2027 @ $0.00 (Notional Value $0.00)*			633	0
Nature's Miracle Holdings, Inc. Warrant 3/8/2029 @ $0.08 (Notional Value $200)*			2,500	200
Northern Star Investment Corp. III Class A Warrant 02/25/2028 @ $0.00 (Notional Value $0.00)*			1,216	0
Northern Star Investment Corp. IV Class A Warrant 12/31/2027 @ $0.00 (Notional Value $0.00)*			1,216	0
OceanTech Aquisitions I Corp. Class A Warrants 05/10/2026 @ $0.07 @ $0.00 (Notional Value $1,729)*			24,700	1,850
Semantix, Inc. Class A Warrants 08/04/2027 @ $0.01 @ $0.00 (Notional Value $3.75)*			375	4
SunCar Technology Group, Inc. Class A, Warrant 05/18/2028 @ $0.27 @ $0.00 (Notional Value $81)*			300	82

				7,669

U.S. Government Obligations - 15.61%

U.S. Government Treasury Bill, 2.75%, 08/15/2032			2,000,000	1,795,391
U.S. Treasury Note, 1.125%, 1/15/2025			2,000,000	1,938,711
U.S. Treasury Note, 1.50%, 11/30/2024			2,000,000	1,951,621
U.S. Treasury Note, 2.25%, 11/15/2024			2,000,000	1,963,750
U.S. Treasury Note, 4.375%, 10/31/2024			2,000,000	1,989,792
U.S. Treasury Note 3.375% 5/15/2033			2,000,000	1,875,313
U.S. Treasury Note 4.50% 11/15/2033			4,000,000	4,092,500

Total U.S. Government Obligations			(Cost $ 15,727,678)	15,607,078

Bank Deposit Accounts - 0.72%

Collateral UMB Bank (b)			715,400	715,400

Total Bank Deposit Accounts			(Cost $ 715,400)	715,400

Total Investments - 94.72%			(Cost $ 107,711,843)	94,690,403

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE - (5.02)%				(11,479,325)

Assets In Excess of Liabilities (16.76%)				16,759,748

Total Net Assets - 100.00%				99,970,826

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Dominion Energy, Inc., Strike $30.00	550	1/17/2025	1,650,000	1,089,000
Newmont Corp., Strike $30.00	590	1/17/2025	1,770,000	486,160
Royal Gold, Inc., Strike $105.00	40	1/17/2025	420,000	92,480
Seabridge Gold, Inc., Strike $13.00	500	7/19/2024	650,000	135,000

	1680		4,490,000	1,802,640

Put Options
Agnico Eagle Mines Ltd., Strike $50.00	200	1/17/2025	1,000,000	46,000
Archer-Daniels Midland, Co., Strike $52.50	130	1/17/2025	682,500	25,025
Archer-Daniels Midland, Co., Strike $52.50	120	1/17/2025	630,000	23,100
AT&T Inc., Strike $13.00	800	1/17/2025	1,040,000	16,800
Colgate-Palmolive, Co., Strike $75.00	300	1/17/2025	2,250,000	30,000
Colgate-Palmolive, Co., Strike $80.00	320	1/17/2025	2,560,000	52,800
Colgate-Palmolive, Co., Strike $80.00	100	1/17/2025	800,000	16,500
Colgate-Palmolive, Co., Strike $75.00	70	6/21/2024	525,000	1,925
Cracker Barrel Old Country Store, Inc., Strike $65.00	200	11/15/2024	1,300,000	121,000
Crown Castle International, Inc. Strike $105.00	205	1/17/2025	2,152,500	194,135
Dollar Tree, Inc., Strike $110.00	100	6/21/2024	1,100,000	10,100
Dominion Energy, Inc., Strike $40.00	150	1/16/2025	600,000	42,750
Humana, Inc., Strike $360.00	50	1/17/2025	1,800,000	195,250
Humana, Inc., Strike $330.00	40	6/20/2025	1,320,000	130,000
Humana, Inc., Strike $350.00	50	6/20/2025	1,750,000	202,000
International Flavors & Fragrances, Inc. Strike $80.00	300	12/20/2024	2,400,000	151,500
International Flavors & Fragrances, Inc. Strike $70.00	70	12/20/2024	490,000	13,300
JD.com, Strike $22.50	600	1/16/2026	1,350,000	243,000
Johnson & Johnson, Strike $150.00	50	1/17/2025	750,000	24,200
Johnson & Johnson, Strike $160.00	130	1/17/2025	2,080,000	111,800
L3Harris Technologies, Inc., Strike $175.00	65	5/17/2024	1,137,500	1,625
Lennar Corp., Strike $130.00	60	5/17/2024	780,000	1,560
Marathon Petroleum Corp., Strike $110.00	200	6/21/2024	2,200,000	5,000
Newmont Corp., Strike $30.00	300	1/16/2026	900,000	96,750
NiSource, Inc., Strike $25.00	600	7/19/2024	1,500,000	19,800
Post Holdings, Inc., Strike $80.00	100	12/20/2024	800,000	11,250
PPL Corp., Strike $25.00	1650	11/17/2025	4,125,000	140,250
SPDR S&P 500 ETF Trust, Strike $465.00	85	12/20/2024	3,952,500	68,085
SPDR S&P 500 ETF Trust, Strike $470.00	70	6/28/2024	3,290,000	15,120
Suncor Energy, Inc., Strike $28.00	1100	7/19/2024	3,080,000	19,800
The J. M. Smucker Co., Strike $125.00	250	1/17/2025	3,125,000	263,750
Yum China Holdings, Inc., Strike $35.00	150	1/17/2025	5,250,000	30,000

	8615		56,720,000	2,324,175

Call Options Written
Agnico Eagle Mines Ltd., Strike $50.00	(175)	8/16/2024	(875,000)	(197,750)
Agnico Eagle Mines Ltd., Strike $50.00	(200)	1/17/2025	(1,000,000)	(260,000)
Agnico Eagle Mines Ltd., Strike $55.00	(220)	5/17/2024	(1,210,000)	(129,800)
Archer-Daniels Midland, Co., Strike $52.50	(120)	1/17/2025	(630,000)	(156,600)
Archer-Daniels Midland, Co., Strike $52.50	(130)	1/17/2025	(682,500)	(169,650)
AT&T, Inc., January 17, 2025, Strike $15.00	(800)	1/17/2025	(1,200,000)	(235,200)
Baxter International, Inc., Strike $40.00	(230)	5/17/2024	(920,000)	(91,080)
Kellogg Co., Strike $57.50	(250)	5/17/2024	(1,000,000)	(99,000)
Biomarin Pharmaceutical, Inc., Strike $85.00	(24)	6/21/2024	(204,000)	(15,840)
Chevron Corp., Strike $155.00	(40)	6/20/2025	(620,000)	(65,900)
Colgate-Palmolive, Co., Strike $75.00	(300)	1/17/2025	(2,250,000)	(526,500)
Colgate-Palmolive, Co., Strike $80.00	(100)	1/17/2025	(800,000)	(135,000)
Colgate-Palmolive, Co., Strike $80.00	(320)	1/17/2025	(2,560,000)	(432,000)
Colgate-Palmolive, Co., Strike $75.00	(70)	6/21/2024	(525,000)	(108,500)
Cracker Barrel Old Country Store, Inc., Strike $65.00	(200)	11/15/2024	(1,300,000)	(249,000)
Crown Castle International, Inc. Strike $105.00	(205)	1/17/2025	(2,152,500)	(212,175)
Dollar Tree, Inc., Strike $115.00	(100)	6/21/2024	(1,150,000)	(208,500)
Globus Medical, Inc., Strike $50.00	(180)	6/21/2024	(900,000)	(105,300)
Humana, Inc., Strike $360.00	(50)	1/17/2025	(1,800,000)	(185,000)
Humana, Inc., Strike $330.00	(40)	6/20/2025	(1,320,000)	(259,200)
Illumina, Inc., Strike $100.00	(200)	12/20/2024	(2,200,000)	(952,000)
Illumina, Inc., Strike $115.00	(50)	12/20/2024	(575,000)	(185,500)
International Flavors & Fragrances, Inc. Strike $70.00	(70)	12/20/2024	(490,000)	(144,200)
International Flavors & Fragrances, Inc. Strike $80.00	(300)	12/20/2024	(2,400,000)	(420,000)
JD.com, Strike $22.50	(600)	1/16/2026	(1,350,000)	(525,000)
Johnson & Johnson, Strike $150.00	(50)	1/17/2025	(750,000)	(79,850)
Johnson & Johnson, Strike $160.00	(130)	1/17/2025	(2,080,000)	(125,320)
Kellogg Co., Strike $57.50	(100)	9/20/2024	(575,000)	(33,800)
L3Harris Technologies, Inc., Strike $180.00	(61)	5/17/2023	(1,098,000)	(213,195)
L3Harris Technologies, Inc., Strike $180.00	(2)	5/17/2023	(36,000)	(6,990)
Marathon Petroleum Corp., Strike $125.00	(200)	6/21/2024	(2,500,000)	(1,554,500)
Mercury Systems, Inc. Strike $30.00	(100)	12/20/2024	(300,000)	(40,000)
Mercury Systems, Inc. Strike $37.50	(660)	7/19/2024	(2,475,000)	(100,650)
Newmont Corp., Strike $30.00	(300)	1/16/2026	(900,000)	(306,000)
Newmont Corp., Strike $45.00	(1,180)	1/17/2025	(5,310,000)	(236,000)
NiSource, Inc.Strike $25.00	(340)	7/19/2024	(850,000)	(102,000)
NiSource, Inc., Strike $25.00	(260)	7/19/2024	(650,000)	(78,000)
Post Holdings, Inc.,Strike $80.00	(100)	12/20/2024	(800,000)	(307,500)
PPL Corp., Strike $25.00	(1,650)	1/17/2025	(4,125,000)	(610,500)
PPL Corp., Strike $27.00	(300)	10/18/2024	(810,000)	(54,900)
Royal Gold, Inc., Strike $120.00	(80)	1/17/2025	(960,000)	(123,200)
Seabridge Gold, Inc., Strike $15.00	(50)	7/19/2024	(75,000)	(92,000)
Seabridge Gold, Inc., Strike $15.00	(50)	7/19/2024	(75,000)	(92,000)
Suncor Energy, Inc., Strike $30.00	(1,100)	7/19/2024	(3,300,000)	(786,500)
The J. M. Smucker Co., Strike $125.00	(250)	1/17/2025	(3,125,000)	(295,000)
Treehouse Foods, Inc., Strike $40.00	(49)	5/17/2024	(196,000)	(7,105)
Treehouse Foods, Inc., Strike $40.00	(16)	5/17/2024	(64,000)	(2,320)
Yum China Holdings, Inc., Strike $35.00	(150)	1/17/2025	(122,500)	(127,050)

	(12,152)		(61,290,500)	(11,443,075)

Put Options Written
Humana, Inc., Strike $260.00	(50)	1/17/2025	(1,300,000)	(36,250)

	(50)		(1,300,000)	(36,250)

Total Options			(Cost $ 1,380,500)	(7,352,510)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$81,411,650	$-
Level 2 - Other Significant Observable Inputs			13,278,753	-
Level 3 - Significant Unobservable Inputs			0	-
Total			$94,690,403	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at March 28, 2024.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $256,565 representing .25% of net assets.
† Indicates an illiquid security. Total market value for illiquid securities is $91,931 representing .09% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $30,278 representing .03% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $11,479,325 representing 11.48% of net assets.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $18,476  representing .02% of net assets.